Inventories - Schedule of Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of inventories [line items]
Raw materials	€ 1,474	€ 1,278	€ 975
Work in process	4,985	5,025	4,856
Finished goods	2,501	2,412	2,521
Total	8,960	8,715	8,352	[1]
Gross value
Disclosure of inventories [line items]
Raw materials	1,613	1,344	1,051
Work in process	5,663	5,579	5,398
Finished goods	2,748	2,696	2,739
Total	10,024	9,619	9,188
Allowances
Disclosure of inventories [line items]
Raw materials	139	66	76
Work in process	678	554	542
Finished goods	247	284	218
Total	€ 1,064	€ 904	€ 836

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.